Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy. The Company has a clawback policy (the “Clawback Policy”) that provides for the mandatory recovery of erroneously awarded incentive-based compensation from current and former executives officers (as such term is defined in Rule 10D-1, for purposes of this section, a “Section 16 officer”) of the Company in the event that the Company is required to prepare an accounting restatement. The recovery of such compensation applies regardless of whether a Section 16 officer engaged in misconduct or otherwise caused or contributed to the accounting restatement.

In addition to implementing measures mandated by the SEC, our Clawback Policy provides that our Board of Directors may seek to recover incentive-based compensation awarded after October 2, 2023, from an executive officer (including senior executives designated by the Board of Directors or the Compensation Committee) in connection with a material breach by such executive officer of restrictive covenants in agreements with the executive officer, accounting restatements as a result of material non-compliance with any financial reporting requirement, or as a result of the executive officer’s misconduct that harms the business or reputation of the Company.